1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)- annual (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2013 Useful Life Equipment Minimum [Member] Annual Member	Dec. 31, 2013 Useful Life Equipment Maximum [Member] Annual Member	Dec. 31, 2013 Useful Life Software Tools [Member] Annual Member
Bad Debt Expense			$ 7,848	$ 0
Useful Lives of Property Plant and Equipment					5	7	3
Depreciation Expense	1,600	2,882	12,597	14,976
Advertising Costs			$ 11,497	$ 10,808